OPERATING LEASE (Details Narrative)									6 Months Ended		12 Months Ended
	Jul. 20, 2020 USD ($)	Jul. 20, 2020 CNY (¥)	Jun. 05, 2020 USD ($)	Jun. 05, 2020 CNY (¥)	Nov. 01, 2019 USD ($)	Nov. 01, 2019 CNY (¥)	Jul. 02, 2019 USD ($)	Jul. 02, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Lease term									12 months or shorter.	12 months or shorter.	June 30, 2021	June 30, 2021
Description of debt maturity terms											12 months or shorter.	12 months or shorter.
Cash payments related to operating leases											$ 109,563
Lease liabilities											19,711
Lease Agreement [Member]
Termination fee											1,400
RMB | Lease Agreement [Member]
Termination fee | ¥												¥ 10,000
Office Equipment [Member] | Non Cancelable Operating Lease Agreement [Member] | China [Member]
Monthly rent					$ 715
Description of debt maturity terms					Three years	Three years
Expires date					Oct. 31, 2022	Oct. 31, 2022
Office Equipment [Member] | RMB | Non Cancelable Operating Lease Agreement [Member] | China [Member]
Monthly rent | ¥						¥ 5,000
Shenzhen Baileqi Science And Technology Co Ltd [Member] | Office and Warehouse [Member]
Monthly rent			$ 2,500						$ 2,500		$ 2,500
Lease term			One more year until May 31, 2021	One more year until May 31, 2021					June 1, 2019 to May 31, 2020	June 1, 2019 to May 31, 2020
Description of debt maturity terms											June 1, 2019 to May 31, 2020	June 1, 2019 to May 31, 2020
Shenzhen Baileqi Science And Technology Co Ltd [Member] | Office and Warehouse [Member] | RMB
Monthly rent | ¥				¥ 17,525						¥ 17,525		¥ 17,525
Shenzhen Keenest Technology Co. Ltd. [Member] | Office and Warehouse [Member]
Monthly rent	$ 1,500								$ 1,500
Lease term	One more year until July 20, 2021	One more year until July 20, 2021							One year until July 20, 2020	One year until July 20, 2020
Shenzhen Keenest Technology Co. Ltd. [Member] | Office and Warehouse [Member] | RMB
Monthly rent | ¥		¥ 10,000								¥ 10,000
Shenzhen Keenest Technology Co. Ltd. [Member] | Office and Warehouse [Member]
Monthly rent											$ 1,500
Description of debt maturity terms											One year until July 20, 2020	One year until July 20, 2020
Shenzhen Keenest Technology Co. Ltd. [Member] | Office and Warehouse [Member] | RMB
Monthly rent | ¥												¥ 10,000
Dalian Shizhe New Energy Technology Co Ltd [Member] | Boat [Member]
Monthly rent							$ 7,200				$ 7,200
Description of debt maturity terms							Four months from July 10, 2019 to November 10, 2019.	Four months from July 10, 2019 to November 10, 2019.			One year from March 1, 2019 to February 28, 2020.	One year from March 1, 2019 to February 28, 2020.
Dalian Shizhe New Energy Technology Co Ltd [Member] | Boat [Member] | RMB
Monthly rent | ¥								¥ 50,000				¥ 50,000